Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		$ 609,603,369	$ 705,089,666
Fair value of collateral Pledges on vehicles and machinery		6,517
Total collateral	[1]	187,502,326	234,703,412
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		2,076,880,379	1,764,839,407
Fair value of collateral Pledges on time deposits		2,023,031	2,642,493
Fair value of collateral Deferred payment checks		28,716,066	34,658,789
Fair value of collateral Mortgage on real property		39,857,179	63,717,909
Fair value of collateral Pledges on vehicles and machinery		9,018,453	13,880,051
Fair value of collateral Pledges on personal property		3,661,505	3,493,029
Fair value of collateral Other		104,226,092	116,311,137
Total collateral		187,502,326	234,703,408
Net exposure		1,889,378,053	1,530,135,999
Associated ECL		12,229,565	19,539,828
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		609,603,369	705,089,666
Fair value of collateral Pledges on time deposits		1,892,396	2,637,950
Fair value of collateral Deferred payment checks		28,716,066	34,658,789
Fair value of collateral Mortgage on real property		39,795,825	63,571,524
Fair value of collateral Pledges on vehicles and machinery		9,011,936	13,880,051
Fair value of collateral Pledges on personal property		3,284,991	3,377,363
Fair value of collateral Other		100,749,510	115,127,408
Total collateral		183,450,724	233,253,085
Net exposure		426,152,645	471,836,581
Associated ECL		11,002,504	18,761,457
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		137,911,993	510,230,657
Net exposure		137,911,993	510,230,657
Associated ECL		29,203	31,759
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		676,242,885	438,164,045
Fair value of collateral Pledges on time deposits		130,635	4,543
Fair value of collateral Mortgage on real property		61,354	146,385
Fair value of collateral Pledges on personal property		376,514	115,666
Fair value of collateral Other		3,476,582	1,183,729
Total collateral		4,051,602	1,450,323
Net exposure		672,191,283	436,713,722
Associated ECL		771,821	687,783
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		53,527,298	64,515,449
Net exposure		53,527,298	64,515,449
Associated ECL		91,041	51,518
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		599,594,834	46,839,590
Net exposure		599,594,834	46,839,590
Associated ECL		334,996	7,311
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		5,012,162	6,425,695
Fair value of collateral Deferred payment checks			613,180
Fair value of collateral Mortgage on real property		1,084,295	161,038
Fair value of collateral Pledges on vehicles and machinery		85,325	29,463
Fair value of collateral Pledges on personal property		26,074	1,689,672
Fair value of collateral Other		345,272
Total collateral		1,540,966	2,493,353
Net exposure		3,471,196	3,932,342
Associated ECL		3,458,167	5,150,187
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		5,012,162	6,425,695
Fair value of collateral Deferred payment checks			613,180
Fair value of collateral Mortgage on real property		1,084,295	161,038
Fair value of collateral Pledges on vehicles and machinery		85,325	29,463
Fair value of collateral Pledges on personal property		26,074	1,689,672
Fair value of collateral Other		345,272
Total collateral		1,540,966	2,493,353
Net exposure		3,471,196	3,932,342
Associated ECL		$ 3,458,167	$ 5,150,187

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.